Shareholders' Equity - Summary of Remeasurement of Defined Benefit Plans (Detail) - Remeasurement of defined benefit Plans of group companies [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of revaluation reserve [Line Items]
At January 1	€ (2,199)	€ (2,534)	€ (2,397)
Remeasurements of defined benefit plans	904	501	(360)
Tax effect	(250)	(102)	140
Net exchange differences	(20)	(65)	83
Total remeasurement of defined benefit plans	€ (1,565)	€ (2,199)	€ (2,534)